John Hancock Funds II

Supplement dated July 1, 2016 to the current Prospectus

John Hancock Retirement Living through 2055 Portfolio

John Hancock Retirement Living through 2050Portfolio

John Hancock Retirement Living through 2045 Portfolio

John Hancock Retirement Living through 2040 Portfolio

John Hancock Retirement Living through 2035 Portfolio

John Hancock Retirement Living through 2030 Portfolio

John Hancock Retirement Living through 2025 Portfolio

John Hancock Retirement Living through 2020 Portfolio

John Hancock Retirement Living through 2015 Portfolio

John Hancock Retirement Living through 2010 Portfolio (the “funds”)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the “Fund summary” section applicable to each fund is revised and restated as follows:

Retirement Living through 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1		R2		R3		R4		R5		R6
Management fee	0.07	0.07		0.07		0.07		0.07		0.07		0.07		0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50		0.25		0.50		0.25		0.00		0.00
Other expenses
Service plan fee	0.00	0.00		0.25	[1]	0.25	[1]	0.15	[1]	0.10	[1]	0.05	[1]	0.00
Additional other expenses	1.14	1.13		1.03		1.03		1.03		1.03		1.03		1.03
Total other expenses [2]	1.14	1.13	[3]	1.28		1.28		1.18		1.13		1.08		1.03
Acquired fund fees and expenses [4]	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.75
Total annual fund operating expenses [5]	2.26	1.95		2.60		2.35		2.50		2.20		1.90		1.85
Contractual expense reimbursement [6]	- 1.25	- 1.25		- 1.27		- 1.27		- 1.27		- 1.37	[7]	- 1.27		- 1.27
Total annual fund operating expenses after expense reimbursements	1.01	0.70		1.33		1.08		1.23		0.83		0.63		0.58

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the share class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	598	72	135	110	125	85	64	59
3 years	1,057	491	688	612	657	556	473	458
5 years	1,541	936	1,266	1,140	1,216	1,054	908	882
10 years	2,873	2,174	2,840	2,588	2,740	2,426	2,119	2,065

Retirement Living through 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1		R2		R3		R4		R5		R6
Management fee	0.07	0.07		0.07		0.07		0.07		0.07		0.07		0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50		0.25		0.50		0.25		0.00		0.00
Other Expenses
Service plan fee	0.00	0.00		0.25	[1]	0.25	[1]	0.15	[1]	0.10	[1]	0.05	[1]	0.00
Additional other expenses	0.21	0.20		0.10		0.10		0.10		0.10		0.11		0.10
Total other expenses [2]	0.21	0.20	[3]	0.35		0.35		0.25		0.20		0.16		0.10
Acquired fund fees and expenses [4]	0.75	0.75		0.75		0.75		0.75		0.75		0.75		0.75
Total annual fund operating expenses [5]	1.33	1.02		1.67		1.42		1.57		1.27		0.98		0.92
Contractual expense reimbursement [6]	- 0.32	- 0.32		- 0.34		- 0.34		- 0.34		- 0.44	[7]	- 0.35		- 0.34
Total annual fund operating expenses after expense reimbursements	1.01	0.70		1.33		1.08		1.23		0.83		0.63		0.58

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the share class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	598	72	135	110	125	85	64	59
3 years	870	293	493	416	462	359	277	259
5 years	1,163	532	875	744	823	655	508	476
10 years	1,995	1,219	1,948	1,673	1,839	1,495	1,169	1,100

Retirement Living through 2045

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1		R2	R3	R4		R5	R6
Management fee	0.07	0.07		0.07		0.07	0.07	0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50		0.25	0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.25	[1]	0.25	0.15	0.10		0.05	0.00
Additional other expenses	0.16	0.15		0.04		0.04	0.05	0.05		0.05	0.05
Total other expenses [2]	0.16	0.15	[3]	0.29		0.29	0.20	0.15		0.10	0.05
Acquired fund fees and expenses [4]	0.75	0.75		0.75		0.75	0.75	0.75		0.75	0.75
Total annual fund operating expenses [5]	1.28	0.97		1.61		1.36	1.52	1.22		0.92	0.87
Contractual expense reimbursement [6]	- 0.29	- 0.29		- 0.30		- 0.30	- 0.31	- 0.41	[7]	- 0.31	- 0.31
Total annual fund operating expenses after expense reimbursements	0.99	0.68		1.31		1.06	1.21	0.81		0.61	0.56

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	596	69	133	108	123	83	62	57
3 years	858	280	479	401	450	347	262	247
5 years	1,141	508	848	716	800	631	479	452
10 years	1,944	1,163	1,886	1,609	1,786	1,441	1,103	1,044

Retirement Living through 2040

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1	R2		R3	R4		R5	R6
Management fee	0.07	0.07		0.07	0.07		0.07	0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50	0.25		0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.25	0.25	[1]	0.15	0.10		0.05	0.00
Additional other expenses	0.16	0.15		0.05	0.04		0.05	0.05		0.05	0.05
Total other expenses [2]	0.16	0.15	[3]	0.30	0.29		0.20	0.15		0.10	0.05
Acquired fund fees and expenses [4]	0.75	0.75		0.75	0.75		0.75	0.75		0.75	0.75
Total annual fund operating expenses [5]	1.28	0.97		1.62	1.36		1.52	1.22		0.92	0.87
Contractual expense reimbursement [6]	- 0.29	- 0.29		- 0.31	- 0.30		- 0.31	- 0.41	[7]	- 0.31	- 0.31
Total annual fund operating expenses after expense reimbursements	0.99	0.68		1.31	1.06		1.21	0.81		0.61	0.56

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	596	69	133	108	123	83	62	57
3 years	858	280	481	401	450	347	262	247
5 years	1,141	508	852	716	800	631	479	452
10 years	1,944	1,163	1,896	1,609	1,786	1,441	1,103	1,044

Retirement Living through 2035

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1	R2		R3	R4		R5	R6
Management fee	0.07	0.07		0.07	0.07		0.07	0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50	0.25		0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.25	0.25	[1]	0.15	0.10		0.05	0.00
Additional other expenses	0.16	0.15		0.05	0.05		0.05	0.05		0.05	0.05
Total other expenses [2]	0.16	0.15	[3]	0.30	0.30		0.20	0.15		0.10	0.05
Acquired fund fees and expenses [4]	0.75	0.75		0.75	0.75		0.75	0.75		0.75	0.75
Total annual fund operating expenses [5]	1.28	0.97		1.62	1.37		1.52	1.22		0.92	0.87
Contractual expense reimbursement [6]	- 0.29	- 0.29		- 0.31	- 0.31		- 0.31	- 0.41	[7]	- 0.31	- 0.31
Total annual fund operating expenses after expense reimbursements	0.99	0.68		1.31	1.06		1.21	0.81		0.61	0.56

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	596	69	133	108	123	83	62	57
3 years	858	280	481	403	450	347	262	247
5 years	1,141	508	852	720	800	631	479	452
10 years	1,944	1,163	1,896	1,619	1,786	1,441	1,103	1,044

Retirement Living through 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1	R2		R3	R4		R5	R6
Management fee	0.07	0.07		0.07	0.07		0.07	0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50	0.25		0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.25	0.25	[1]	0.15	0.10		0.05	0.00
Additional other expenses	0.15	0.15		0.04	0.05		0.04	0.04		0.04	0.04
Total other expenses [2]	0.15	0.15	[3]	0.29	0.30		0.19	0.14		0.09	0.04
Acquired fund fees and expenses [4]	0.75	0.75		0.75	0.75		0.75	0.75		0.75	0.75
Total annual fund operating expenses [5]	1.27	0.97		1.61	1.37		1.51	1.21		0.91	0.86
Contractual expense reimbursement [6]	- 0.29	- 0.29		- 0.30	- 0.31		- 0.30	- 0.40	[7]	- 0.30	- 0.30
Total annual fund operating expenses after expense reimbursements	0.98	0.68		1.31	1.06		1.21	0.81		0.61	0.56

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	595	69	133	108	123	83	62	57
3 years	855	280	479	403	448	344	260	244
5 years	1,136	508	848	720	795	626	475	447
10 years	1,933	1,163	1,886	1,619	1,776	1,431	1,092	1,033

Retirement Living through 2025

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1		R2		R3		R4		R5	R6
Management fee	0.07	0.07		0.07		0.07		0.07		0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50		0.25		0.50		0.25		0.00	0.00
Other Expenses
Service plan fee	0.00	0.00		0.25	[1]	0.25	[1]	0.15	[1]	0.10		0.05	0.00
Additional other expenses	0.15	0.15		0.04		0.05		0.05		0.05		0.04	0.04
Total other expenses [2]	0.15	0.15	[3]	0.29		0.30		0.20		0.15		0.09	0.04
Acquired fund fees and expenses [4]	0.74	0.74		0.74		0.74		0.74		0.74		0.74	0.74
Total annual fund operating expenses [5]	1.26	0.96		1.60		1.36		1.51		1.21		0.90	0.85
Contractual expense reimbursement [6]	– 0.29	– 0.29		– 0.30		– 0.31		– 0.31		– 0.41	[7]	– 0.30	– 0.30
Total annual fund operating expenses after expense reimbursements	0.97	0.67		1.30		1.05		1.20		0.80		0.60	0.55

1.	"Service plan fee" has been restated to reflect maximum allowable fees.

2.	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3.	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4.	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5.	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6.	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. These agreements expire on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.29% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7.	The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	595	69	133	108	123	83	62	57
3 years	855	280	479	403	450	347	260	244
5 years	1,136	508	848	720	800	631	475	447
10 years	1,933	1,163	1,886	1,619	1,786	1,441	1,092	1,033

Retirement Living through 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1		R2		R3		R4		R5	R6
Management fee	0.07	0.07		0.07		0.07		0.07		0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50		0.25		0.50		0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.25	[1]	0.25	[1]	0.15	[1]	0.10		0.05	0.00
Additional other expenses	0.16	0.15		0.05		0.05		0.04		0.05		0.04	0.05
Total other expenses [2]	0.16	0.15	[3]	0.30		0.30		0.19		0.15		0.09	0.05
Acquired fund fees and expenses [4]	0.74	0.74		0.74		0.74		0.74		0.74		0.74	0.74
Total annual fund operating expenses [5]	1.27	0.96		1.61		1.36		1.50		1.21		0.90	0.86
Contractual expense reimbursement [6]	–0.31	–0.31		–0.33		–0.33		–0.32		–0.43	[7]	–0.32	–0.33
Total annual fund operating expenses after expense reimbursements	0.96	0.65		1.28		1.03		1.18		0.78		0.58	0.53

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.31% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	593	66	130	105	120	80	59	54
3 years	854	275	476	398	443	342	255	241
5 years	1,134	501	845	713	788	624	467	444
10 years	1,931	1,150	1,883	1,606	1,763	1,428	1,078	1,030

Retirement Living through 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1	R2		R3	R4		R5	R6
Management fee	0.07	0.07		0.07	0.07		0.07	0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50	0.25		0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.25	0.25	[1]	0.15	0.10		0.05	0.00
Additional other expenses	0.17	0.16		0.05	0.05		0.05	0.05		0.05	0.05
Total other expenses [2]	0.17	0.16	[3]	0.30	0.30		0.20	0.15		0.10	0.05
Acquired fund fees and expenses [4]	0.74	0.74		0.74	0.74		0.74	0.74		0.74	0.74
Total annual fund operating expenses [5]	1.28	0.97		1.61	1.36		1.51	1.21		0.91	0.86
Contractual expense reimbursement [6]	–0.33	–0.33		–0.34	–0.34		–0.34	–0.44	[7]	–0.34	–0.34
Total annual fund operating expenses after expense reimbursements	0.95	0.64		1.27	1.02		1.17	0.77		0.57	0.52

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the share class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.33% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	592	65	129	104	119	79	58	53
3 years	855	276	475	397	444	341	256	240
5 years	1,137	504	844	712	792	623	471	443
10 years	1,940	1,160	1,882	1,606	1,773	1,427	1,088	1,029

Retirement Living through 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	I		R1		R2		R3	R4		R5	R6
Management fee	0.07	0.07		0.07		0.07		0.07	0.07		0.07	0.07
Distribution and service (Rule 12b-1) fees	0.30	0.00		0.50		0.25		0.50	0.25		0.00	0.00
Other expenses
Service plan fee	0.00	0.00		0.25	[1]	0.25	[1]	0.15	0.10		0.05	0.00
Additional other expenses	0.19	0.18		0.08		0.07		0.07	0.08		0.08	0.08
Total other expenses [2]	0.19	0.18	[3]	0.33		0.32		0.22	0.18		0.13	0.08
Acquired fund fees and expenses [4]	0.73	0.73		0.73		0.73		0.73	0.73		0.73	0.73
Total annual fund operating expenses [5]	1.29	0.98		1.63		1.37		1.52	1.23		0.93	0.88
Contractual expense reimbursement [6]	–0.36	–0.36		–0.38		–0.37		–0.37	–0.48	[7]	–0.38	–0.38
Total annual fund operating expenses after expense reimbursements	0.93	0.62		1.25		1.00		1.15	0.75		0.55	0.50

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

3 "Other expenses" have been estimated for the first year of operations of the fund's Class I shares.

4 "Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies.

5 The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

6 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which other expenses of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding: (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class specific expenses, (g) underlying fund expenses (acquired fund fees), and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee or, if necessary, make payment to Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable, in an amount equal to the amount by which expenses of the class exceed 0.75%, 0.50%, 0.65%, 0.25%, 0.05%, and 0.00%, respectively, of average annual net assets (on an annualized basis) attributable to the class. For purposes of this agreement, "expenses of the class" means all expenses attributable to the share class, excluding fund level expenses such as (a) advisory fees, (b) acquired fund fees, (c) taxes, (d) brokerage commissions, (e) interest expense, (f) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and (g) short dividend expense. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive its advisory fees and/or reimburse certain expenses including acquired fund fees to reduce the total annual fund operating expenses of the fund by 0.35% of the fund's average net assets. This agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

7 The distributor contractually agrees to waive 0.10% of Rule 12b-1 fees for Class R4 shares. This agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R1	R2	R3	R4	R5	R6
Shares
1 year	590	63	127	102	117	77	56	51
3 years	855	276	477	397	444	343	258	243
5 years	1,139	507	851	715	794	629	478	450
10 years	1,949	1,169	1,901	1,614	1,781	1,446	1,108	1,049

You should read this Supplement in conjunction with the prospectus and retain it for future reference.